Schedule of Investments (unaudited)	iShares® MSCI Argentina and Global Exposure ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 52.4%
Arcos Dorados Holdings Inc., Class A	45,288	$354,152
Banco BBVA Argentina SA, ADR(a)	38,648	118,263
Banco Macro SA, ADR(a)	18,268	290,826
Bioceres Crop. Solutions Corp.(b)	5,556	81,562
Central Puerto SA, ADR(a)(b)	53,207	209,636
Corp. America Airports SA(b)	17,367	110,107
Cresud SACIF y A, ADR(a)(b)	19,200	134,592
Despegar.com Corp.(b)	27,600	262,752
Empresa Distribuidora Y Comercializadora Norte, ADR	10,349	63,129
Grupo Financiero Galicia SA, ADR	38,879	358,076
Grupo Supervielle SA, ADR(b)	34,168	63,552
IRSA Inversiones y Representaciones SA, ADR(a)(b)	21,812	98,807
Loma Negra Cia Industrial Argentina SA, ADR(b)	31,951	187,872
Pampa Energia SA, ADR(a)(b)	13,387	316,870
Telecom Argentina SA, ADR(b)	45,361	236,331
Transportadora de Gas del Sur SA, Class B, ADR(a)(b)	36,786	248,673
YPF SA, ADR(a)(b)	76,332	343,494
		3,478,694
Brazil — 26.9%
Adecoagro SA(b)	33,267	369,597
MercadoLibre Inc.(a)(b)	1,797	1,412,226
		1,781,823
Canada — 7.6%
SSR Mining Inc.	12,600	245,057
Yamana Gold Inc.	48,700	261,817
		506,874
Chile — 8.1%
Cencosud SA	169,377	271,504
Cia. Cervecerias Unidas SA	37,004	264,144
		535,648
Total Common Stocks — 95.0%
(Cost: $8,666,387)		6,303,039

Security	Shares	Value

Preferred Stocks

Chile — 4.3%
Embotelladora Andina SA, Class B, Preference Shares, NVS	141,684	$283,719

Total Preferred Stocks — 4.3%
(Cost: $318,045)		283,719

Short-Term Securities

Money Market Funds — 34.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	2,272,880	2,272,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	20,000	20,000
		2,292,880
Total Short-Term Securities — 34.6%
(Cost: $2,292,623)		2,292,880

Total Investments in Securities — 133.9%
(Cost: $11,277,055)		8,879,638

Liabilities in Excess of Other Assets — (33.9)%		(2,249,134)

Net Assets — 100.0%		$6,630,504

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,864	$2,158,598	(a)	$—	$(819)	$237	$2,272,880	2,272,880	$6,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,000	(a)	—	—	—	20,000	20,000	8		—
					$(819)	$237	$2,292,880		$6,275		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Argentina and Global Exposure ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,303,039	$—	$—	$6,303,039
Preferred Stocks	283,719	—	—	283,719
Money Market Funds	2,292,880	—	—	2,292,880
	$8,879,638	$—	$—	$8,879,638

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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